Notes Payable - Schedule of Future Minimum Principal Payment Obligations Under the Notes Payable (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Schedule of Future Minimum Principal Payment Obligations Under the Notes Payable [Abstract]
2027	$ 10,145
2028	302
2029	2,272
2030	252
2031	259
2032 onward	3,070
Total minimum debt payments	16,300
Less: Current portion of long-term debt	(10,145)
Long-term debt	$ 6,155